RIGHT-OF-USE ASSETS - Reconciliation of debt arising from lease liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities.
Lease liabilities beginning of year	$ 54,250	$ 53,201
Additions to lease liabilities	141,633	85,532
Principal payments on lease liabilities	(93,984)	(32,331)
Total lease liabilities	$ 100,850	$ 53,201